Eaton Vance
New York Municipal Bond Fund
June 30, 2024
Portfolio of Investments (Unaudited)

Corporate Bonds — 1.2%
Security	Principal Amount (000's omitted)	Value
Hospital — 0.5%
Montefiore Obligated Group, 4.287%, 9/1/50	$1,350	$ 870,650
		$ 870,650
Other — 0.7%
YMCA of Greater New York, 2.303%, 8/1/26	$1,500	$ 1,384,894
		$ 1,384,894
Total Corporate Bonds (identified cost $3,047,646)		$ 2,255,544

Tax-Exempt Municipal Obligations — 140.3%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 1.6%
New York State Environmental Facilities Corp., (State Revolving Fund):
Green Bonds, 5.00%, 9/15/47	$135	$ 147,200
Green Bonds, 5.00%, 9/15/47(1)	2,700	2,943,999
		$ 3,091,199
Education — 7.1%
Build NYC Resource Corp., NY, (East Harlem Scholars Academy Charter School), Social Bonds, 5.00%, 6/1/32(2)	$375	$ 395,783
Build NYC Resource Corp., NY, (Grand Concourse Academy Charter School), 5.00%, 7/1/52	700	705,761
Monroe County Industrial Development Corp., NY, (True North Rochester Preparatory Charter School), 5.00%, 6/1/50(2)	1,180	1,193,063
Monroe County Industrial Development Corp., NY, (University of Rochester):
4.00%, 7/1/50	7,000	6,730,150
5.00%, 7/1/53	1,235	1,337,554
New York Dormitory Authority, (Cornell University), 5.50%, 7/1/54	1,000	1,140,670
New York Dormitory Authority, (New York University), 4.00%, 7/1/39	1,250	1,260,587
Schenectady County Capital Resource Corp., NY, (Union College), 5.25%, 7/1/52	375	407,077
Yonkers Economic Development Corp., NY, (Lamartine/Warburton, LLC - Charter School of Educational Excellence):
5.00%, 10/15/39	395	403,244
Security	Principal Amount (000's omitted)	Value
Education (continued)
Yonkers Economic Development Corp., NY, (Lamartine/Warburton, LLC - Charter School of Educational Excellence): (continued)
5.00%, 10/15/49	$80	$ 80,178
		$ 13,654,067
Electric Utilities — 11.8%
Long Island Power Authority, NY, Electric System Revenue, Green Bonds, 5.00%, 9/1/48	$7,500	$ 8,153,175
New York Power Authority, Green Bonds, 4.00%, 11/15/50(1)	11,500	11,190,535
Utility Debt Securitization Authority, NY:
Green Bonds, 5.00%, 12/15/49	2,000	2,189,040
Green Bonds, 5.00%, 12/15/50	1,000	1,107,750
		$ 22,640,500
General Obligations — 16.8%
East Meadow Union Free School District, NY, 2.00%, 6/15/35	$985	$ 765,020
New York, 5.00%, 3/15/41	4,065	4,610,482
New York, NY:
4.00%, 4/1/50	2,000	1,956,980
5.00%, 8/1/47(1)	10,000	10,699,300
5.00%, 8/1/51(1)	10,000	10,792,000
Puerto Rico, 4.00%, 7/1/46	1,000	908,490
Washingtonville Central School District, NY:
0.05%, 6/15/35	950	602,670
0.05%, 6/15/36	950	574,209
0.05%, 6/15/37	950	545,937
0.05%, 6/15/38	950	510,587
0.05%, 6/15/39	695	352,789
		$ 32,318,464
Hospital — 4.8%
Brookhaven Local Development Corp., NY, (Long Island Community Hospital), 3.375%, 10/1/40	$1,500	$ 1,277,310
Genesee County Funding Corp., NY, (Rochester Regional Health Obligation), 5.25%, 12/1/52	1,000	1,036,400
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 4.00%, 11/1/47	2,200	1,578,896
New York Dormitory Authority, (Maimonides Medical Center), 3.00%, 2/1/50	1,975	1,483,778

Eaton Vance
New York Municipal Bond Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
New York Dormitory Authority, (Northwell Health Obligated Group), 5.00%, 5/1/52	$2,330	$ 2,445,125
New York Dormitory Authority, (NYU Langone Hospitals Obligated Group), 4.00%, 7/1/50	1,500	1,467,600
		$ 9,289,109
Housing — 7.7%
New York City Housing Development Corp., NY:
2.75%, 5/1/51	$3,000	$ 2,092,860
3.40%, 11/1/39	1,000	894,330
3.55%, 11/1/44	1,115	984,144
3.80%, 11/1/43	1,675	1,572,942
4.05%, 11/1/41	2,030	2,007,203
4.95%, 11/1/58	1,000	1,023,690
Sustainability Bonds, 3.70%, 11/1/38	850	809,922
Sustainability Bonds, (Liq: TD Bank, N.A.), 3.89%, 5/1/50(3)	400	400,000
New York Housing Finance Agency:
(FHLMC), (FNMA), (GNMA), 3.20%, 11/1/46	1,075	878,146
(FHLMC), (FNMA), (GNMA), 4.00%, 11/1/42	500	486,200
Green Bonds, (FNMA), 3.95%, 11/1/37	1,000	994,720
New York Mortgage Agency, Sustainability Bonds, 5.00%, 10/1/53	2,500	2,559,675
		$ 14,703,832
Industrial Development Revenue — 3.9%
New York Liberty Development Corp., (Goldman Sachs Group, Inc.):
5.25%, 10/1/35	$895	$ 1,034,504
5.50%, 10/1/37	1,440	1,708,762
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment):
(AMT), 5.00%, 1/1/36	1,000	1,030,050
(AMT), 5.00%, 10/1/40	2,665	2,774,371
(AMT), 6.00%, 4/1/35	760	859,552
		$ 7,407,239
Insured - Education — 0.8%
New York Dormitory Authority, (CUNY Student Housing), (AMBAC), (BAM), 5.50%, 7/1/35	$1,345	$ 1,579,003
		$ 1,579,003
Insured - Electric Utilities — 2.5%
New York Power Authority, Green Transmission Revenue:
(AGM), 4.00%, 11/15/47	$3,750	$ 3,661,763
Security	Principal Amount (000's omitted)	Value
Insured - Electric Utilities (continued)
New York Power Authority, Green Transmission Revenue: (continued)
(AGM), 5.00%, 11/15/48	$1,000	$ 1,092,500
		$ 4,754,263
Insured - General Obligations — 5.0%
Nassau County, NY:
(AGM), 4.00%, 4/1/47	$2,125	$ 2,083,499
(AGM), 5.00%, 7/1/40(1)	7,110	7,469,268
		$ 9,552,767
Insured - Hospital — 0.1%
Westchester County Local Development Corp., NY, (Westchester Medical Center Obligated Group), (AGM), 5.75%, 11/1/49	$250	$ 277,443
		$ 277,443
Insured - Lease Revenue/Certificates of Participation — 1.8%
Ulster County Resource Recovery Agency, NY, Solid Waste System, (AMBAC), 0.00%, 3/1/25	$3,635	$ 3,543,144
		$ 3,543,144
Insured - Other Revenue — 1.9%
New York City Industrial Development Agency, NY, (Queens Baseball Stadium), (AGM), 3.00%, 1/1/46	$4,785	$ 3,730,912
		$ 3,730,912
Insured - Transportation — 3.8%
Metropolitan Transportation Authority, NY:
Green Bonds, (AGM), 4.00%, 11/15/48	$6,000	$ 5,844,600
Green Bonds, (BAM), 4.00%, 11/15/48	1,500	1,465,635
		$ 7,310,235
Other Revenue — 1.1%
Hudson Yards Infrastructure Corp., NY, Green Bonds, 4.00%, 2/15/41	$2,000	$ 2,008,480
		$ 2,008,480
Senior Living/Life Care — 1.2%
Brookhaven Local Development Corp., NY, (Jefferson's Ferry), 5.25%, 11/1/36	$970	$ 996,258

Eaton Vance
New York Municipal Bond Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Southold Local Development Corp., NY, (Peconic Landing at Southold, Inc.), 4.00%, 12/1/45	$25	$ 21,765
Westchester County Local Development Corp., NY, (Miriam Osborn Memorial Home Association), 5.00%, 7/1/42	1,200	1,227,756
		$ 2,245,779
Special Tax Revenue — 38.9%
New York City Transitional Finance Authority, NY, Future Tax Revenue:
3.00%, 11/1/47	$3,010	$ 2,364,024
4.00%, 5/1/45	1,000	985,090
5.00%, 2/1/47	5,000	5,375,900
5.00%, 5/1/53(1)	10,000	10,770,500
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/46(1)	10,000	10,825,300
New York Dormitory Authority, Sales Tax Revenue:
4.00%, 3/15/43	2,000	1,976,600
4.00%, 3/15/49	1,000	968,560
New York State Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/44(1)	10,000	10,748,900
New York State Urban Development Corp., Sales Tax Revenue:
4.00%, 3/15/39	2,500	2,518,125
4.00%, 3/15/45	4,000	3,897,680
5.00%, 3/15/48	1,850	2,024,270
New York Thruway Authority, Personal Income Tax Revenue, 3.00%, 3/15/49	1,500	1,167,540
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	3,500	3,500,735
Triborough Bridge and Tunnel Authority, NY:
Series 2021C, 5.00%, 5/15/51	3,000	3,207,300
Green Bonds, 5.25%, 11/15/42	1,000	1,140,190
Green Bonds, 5.25%, 5/15/47(1)	7,500	8,289,375
Triborough Bridge and Tunnel Authority, NY, Sales Tax Revenue:
4.00%, 5/15/48	2,510	2,439,594
4.00%, 5/15/54	670	643,408
4.125%, 5/15/64	2,000	1,927,440
		$ 74,770,531
Transportation — 18.9%
Metropolitan Transportation Authority, NY:
5.25%, 11/15/55	$1,650	$ 1,664,702
Green Bonds, 4.00%, 11/15/45	1,000	976,430
Green Bonds, 4.75%, 11/15/45	1,205	1,237,390
New York Thruway Authority, 4.00%, 1/1/45	2,625	2,557,564
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
New York Transportation Development Corp., (John F. Kennedy International Airport):
Green Bonds, (AMT), 5.50%, 6/30/54	$1,000	$ 1,060,690
Green Bonds, (AMT), 6.00%, 6/30/54	1,925	2,115,305
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment):
(AMT), 4.00%, 7/1/33	835	823,394
(AMT), 5.00%, 7/1/41	2,150	2,150,021
(AMT), 5.00%, 7/1/46	1,000	999,950
(AMT), 5.25%, 1/1/50	1,240	1,240,025
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport):
4.00%, 12/1/42	3,200	3,129,088
(AMT), 4.00%, 12/1/42	1,000	962,890
Port Authority of New York and New Jersey, (AMT), 5.00%, 8/1/37	1,250	1,352,575
Triborough Bridge and Tunnel Authority, NY, 5.00%, 11/15/51(1)	15,000	15,964,050
		$ 36,234,074
Water and Sewer — 10.6%
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
4.00%, 6/15/51	$3,125	$ 3,023,156
5.00%, 6/15/47(1)	4,000	4,340,800
5.00%, 6/15/51(1)	10,000	10,668,900
5.25%, 6/15/48	2,000	2,223,700
		$ 20,256,556
Total Tax-Exempt Municipal Obligations (identified cost $268,460,704)		$269,367,597

Taxable Municipal Obligations — 2.3%
Security	Principal Amount (000's omitted)	Value
Education — 0.8%
Build NYC Resource Corp., NY, (New World Preparatory Charter School), 4.375%, 6/15/25	$50	$ 49,253
New York Dormitory Authority, (Iona College), 4.127%, 7/1/49	2,000	1,425,260
		$ 1,474,513
Special Tax Revenue — 1.5%
Metropolitan Transportation Authority, NY, Payroll Mobility Tax Revenue, 5.37%, 12/19/24	$2,000	$ 1,997,300

Eaton Vance
New York Municipal Bond Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Oneida Indian Nation of New York, 8.00%, 9/1/40(2)	$1,000	$ 989,320
		$ 2,986,620
Total Taxable Municipal Obligations (identified cost $5,027,540)		$ 4,461,133

Trust Units — 0.4%
Security	Notional Amount (000's omitted)	Value
Transportation — 0.4%
HTA TRRB 2005L-745190UR7 Assured Custodial Trust, 5.25%, 7/1/41	$822	$ 803,953
Total Trust Units (identified cost $817,039)		$ 803,953
Total Investments — 144.2% (identified cost $277,352,929)		$276,888,227
Other Assets, Less Liabilities — (44.2)%		$(84,889,749)
Net Assets — 100.0%		$191,998,478
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2024, the aggregate value of these securities is $2,578,166 or 1.3% of the Fund's net assets.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at June 30, 2024.
The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At June 30, 2024, 11.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.1% to 8.7% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
Liq	– Liquidity Provider

The Fund did not have any open derivative instruments at June 30, 2024.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
New York Municipal Bond Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

At June 30, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 2,255,544	$ —	$ 2,255,544
Tax-Exempt Municipal Obligations	—	269,367,597	—	269,367,597
Taxable Municipal Obligations	—	4,461,133	—	4,461,133
Trust Units	—	803,953	—	803,953
Total Investments	$ —	$276,888,227	$ —	$276,888,227
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semi-annual or annual report to shareholders.